SEGMENT INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 47,696	$ 50,391	$ 47,103
United States of America [Member]
Segment Reporting Information [Line Items]
Net revenues	22,789	25,826	20,614
China [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 5,911	$ 5,480	$ 4,860
Equity Method Investee Advanced Lipids [Member]
Segment Reporting Information [Line Items]
Ownership percentage of joint collaboration	50.00%	50.00%	50.00%